Leases (The Group as a lessee) (Maturity analysis of lease liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [line items]
Lease liabilities	¥ 4,712,670	¥ 2,216,792
Within 1 year [member]
Disclosure of leases [line items]
Lease liabilities	432,745
Later than one year and not later than two years [member]
Disclosure of leases [line items]
Lease liabilities	1,323,826
Later than two years and not later than three years [member]
Disclosure of leases [line items]
Lease liabilities	332,986
Later than three years [member]
Disclosure of leases [line items]
Lease liabilities	¥ 2,623,113